Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative instruments
Summary of volume of the Partnership's derivative activities based on their volume and contract prices, categorized by primary underlying risk

At December 31, 2021, the volume of the Partnership’s derivative activities based on their volume (crude oil is presented in Bbl and natural gas is presented in Mcf) and contract prices, categorized by primary underlying risk, are as follows:

			Contract Prices
Year	Type of Contract	(Volume/Month)	Range	Weighted Average
Jan 2022-Jun 2023	Producer 3-way (crude oil)	58,165-2,340	$87.50 - $40.00	$61.31
Feb 2022-Mar 2023	Producer 3-way (natural gas)	195,124-26,519	$7.85 - $1.90	$3.66
Feb 2022-Dec 2022	Collar (natural gas)	141,473-37,042	$4.33 - $2.80	$3.45

At December 31, 2020, the volume of the Partnership’s derivative activities based on their volume (crude oil is presented in Bbl and natural gas is presented in Mcf) and contract prices, categorized by primary underlying risk, are as follows:

			Contract Prices
Year	Type of Contract	(Volume/Month)	Range	Weighted Average
Jan 2021-Dec 2021	Collar (crude oil)	4,257-1,779	$46.65 - $32.50	$39.58
Jan 2021-Dec 2021	Producer 3-way (crude oil)	35,290-9,215	$58.25 - $34.06	$44.71
Feb 2021-Jun 2021	Collar (natural gas)	66,182-38,186	$3.48 - $2.15	$2.75
Jul 2021-Dec 2021	Short swap (natural gas)	36,354-30,699	$2.81	$2.81
Feb 2021-Apr 2022	Producer 3-way (natural gas)	39,885-10,579	$3.63 - $2.00	$2.79

Summary of impact of Derivatives on the Combined Balance Sheets and Combined Statements of Operations	The following table also identifies the net loss amounts included in the accompanying combined statements of operations as gain/(loss) on derivative contracts for the year ended December 31, 2021.

			Total loss from
	Derivative	Derivative	derivative
	assets	liabilities	instruments
Primary underlying risk Commodity price
Crude oil	$—	$(3,876,240)	$(13,937,479)
Natural gas	—	(476,832)	(3,377,465)
Total	$—	$(4,353,072)	$(17,314,944)

	Realized loss	Unrealized loss	Total
Primary underlying risk Commodity price
Crude oil	$(10,350,846)	$(3,586,633)	$(13,937,479)
Natural gas	(2,824,119)	(553,346)	(3,377,465)
Total	$(13,174,965)	$(4,139,979)	$(17,314,944)
The following table also identifies the net gain amounts included in the accompanying combined statements of operations as gain/(loss) on derivative contracts for the year ended December 31, 2020.

			Total gain from
	Derivative	Derivative	derivative
	assets	liabilities	instruments
Primary underlying risk Commodity price
Crude oil	$—	$(289,606)	$2,621,558
Natural gas	76,513	—	306,446
Total	$76,513	$(289,606)	$2,928,004

	Realized gain	Unrealized gain	Total
Primary underlying risk Commodity price
Crude oil	$2,535,138	$86,420	$2,621,558
Natural gas	302,676	3,770	306,446
Total	$2,837,814	$90,190	$2,928,004